Condensed Statements of Cash Flows - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (4,761,483)		$ (5,334,644)		$ (7,625,397)		$ (13,042,709)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount							6,562,736
Gain on extinguishment of convertible notes payable							(1,481,317)
Stock-based compensation	363,027		745,269		941,962		1,922,455
Depreciation and amortization	71,252		85,060		123,660		133,419
Amortization of right-of-use assets	216,741		206,618		273,005
Change in fair value of derivatives	(211,807)						(191,656)
Loss on impairment					588,822		319,635
Changes in operating assets and liabilities:
Accounts receivable			32,022		32,022		3,159
Prepaid expenses and other current assets	(232,006)		(52,547)		(52,341)		(6,762)
Security deposit and other assets							700
Accounts payable	(246,960)		134,205		144,067		(294,122)
Accrued expenses	(45,766)		109,768		(56,960)		(210,976)
Payments on lease liabilities	(216,514)		(198,930)		(265,240)
Deferred revenues							(70,400)
Total adjustments	(302,033)		1,061,465		1,728,997		6,686,871
Net Cash Used in Operating Activities	(5,063,516)		(4,273,179)		(5,896,400)		(6,355,838)
Cash Flows from Investing Activities
Purchase of property and equipment	(152,751)		(350,934)		(363,891)		(12,422)
Net Cash Used in Investing Activities	(152,751)		(350,934)		(363,891)		(12,422)
Cash Flows from Financing Activities
Proceeds from private placements of common stock and warrants, net	570,341	[1]	2,317,276	[1]
Preferred stock issued in private placement	1,358,102	[2]		[2]	2,317,276	[3]		[3]
Proceeds from public offerings, net	5,855,215	[4]	3,319,656	[4]	3,319,656	[5]	7,657,427	[6]
Initial public offering costs paid in cash							(706,596)
Repayments of notes payable							(1,125,000)
Repayments of notes payable - related party							(120,864)
Proceeds from issuance of note payable	312,700						722,500
Proceeds from issuance of convertible notes, net						[7]	2,603,750	[7]
Proceeds from Warrant Exercises	631,626
Net Cash Provided by Financing Activities	8,727,984		5,636,932		5,636,932		9,031,217
Net Increase in Cash, Cash Equivalent, and Restricted Cash	3,511,717		1,012,819		(623,359)		2,662,957
Cash, cash equivalents and restricted cash - Beginning of period	2,117,286		2,740,645		2,740,645		77,688
Cash, cash equivalents and restricted cash - End of period	5,629,003		3,753,464		2,117,286		2,740,645
Supplemental Disclosures of Cash Flow Information:
Cash Paid (Received) During the Years For: Interest, net	(3,425)		933		933		286,551
Cash Paid During the Period For: Income taxes paid
Non-Cash Financing Activities:
Fair value of warrants issued in connection with common stock included in derivative liabilities	513,534
Conversion of convertible note payable - related party and accrued interest into common stock							517,742
Exchange of note payable - related party and accrued interest into common stock							150,553
Fair value of placement agent warrants issued in connection with common stock included in derivative liabilities	32,502						1,046,763
Reclassification of warrant derivatives to equity	(334,229)
Embedded conversion option in convertible debt included in derivative liabilities							1,239,510
Derivative liabilities reclassified to equity							6,059,823
Conversion of convertible notes payable and accrued interest into common stock							5,743,391
Conversion of preferred stock into common stock							$ 5,170,755

[1]	Net of cash offering costs of $79,568 and $386,724 in 2020 and 2019, respectively.
[2]	Net of cash offering costs of $197,901.
[3]	Net of cash offering costs of $386,724.
[4]	Net of cash offering costs of $1,078,119 and $549,060 in 2020 and 2019, respectively.
[5]	Net of cash offering costs of $549,060.
[6]	Net of cash offering costs of $967,573.
[7]	Net of cash offering costs of $293,750.